QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 34.5%
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	6,742,320	$7,496,013
U.S. Treasury Bonds, Inflation Indexed	1.750%	1/15/28	1,596,920	1,794,448
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	839,041	1,011,489
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	3,271,748	4,366,725
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	357,195	467,148
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	1,139,886	1,502,329
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	6,183,576	7,297,578
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	1,092,850	1,134,272
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/21	217,164	216,726
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/22	227,404	227,300
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/22	7,618,968	7,608,371
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/23	2,006,838	2,006,866
U.S. Treasury Notes, Inflation Indexed	0.625%	4/15/23	518,025	526,106

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $34,097,916)				35,655,371

			SHARES
COMMON STOCKS - 20.3%
COMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.4%
China Telecom Corp. Ltd., Class H Shares			268,000	109,992	(a)
China Unicom Hong Kong Ltd.			96,000	90,623	(a)
KT Corp., ADR			7,042	81,687
LG Uplus Corp.			6,096	74,784	(a)

Total Diversified Telecommunication Services				357,086

Entertainment - 0.1%
NetEase Inc., ADR			310	95,058

Interactive Media & Services - 0.5%
58.com Inc., ADR			1,200	77,676	*
Alphabet Inc., Class A Shares			166	222,339	*
Auto Trader Group PLC			15,400	121,707	(a)
Facebook Inc., Class A Shares			668	137,107	*

Total Interactive Media & Services				558,829

Wireless Telecommunication Services - 0.4%
KDDI Corp.			6,500	193,374	(a)
T-Mobile US Inc.			2,400	188,208	*

Total Wireless Telecommunication Services				381,582

TOTAL COMMUNICATION SERVICES				1,392,555

See Notes to Consolidated Schedule of Investments.

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QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
CONSUMER DISCRETIONARY - 2.8%
Auto Components - 0.1%
Magna International Inc.	2,300	$126,110

Automobiles - 0.1%
Subaru Corp.	3,400	84,066	(a)

Hotels, Restaurants & Leisure - 1.0%
Aristocrat Leisure Ltd.	4,400	104,353	(a)
Brinker International Inc.	2,465	103,530
Genting Singapore Ltd.	151,800	103,924	(a)
Jack in the Box Inc.	1,293	100,893
Las Vegas Sands Corp.	1,700	117,368
Sands China Ltd.	22,800	122,267	(a)
Starbucks Corp.	1,000	87,920
Wyndham Destinations Inc.	2,200	113,718
Yum China Holdings Inc.	1,800	86,418
Yum! Brands Inc.	1,236	124,502

Total Hotels, Restaurants & Leisure		1,064,893

Internet & Direct Marketing Retail - 0.3%
Amazon.com Inc.	190	351,090	*

Specialty Retail - 1.0%
Home Depot Inc.	1,410	307,916
Lowe’s Cos. Inc.	2,422	290,059
Ross Stores Inc.	1,937	225,505
TJX Cos. Inc.	3,170	193,560

Total Specialty Retail		1,017,040

Textiles, Apparel & Luxury Goods - 0.3%
Burberry Group PLC	3,780	110,624	(a)
Pandora A/S	1,198	52,113	(a)
Under Armour Inc., Class A Shares	4,000	86,400	*

Total Textiles, Apparel & Luxury Goods		249,137

TOTAL CONSUMER DISCRETIONARY		2,892,336

CONSUMER STAPLES - 1.2%
Food & Staples Retailing - 0.4%
Seven & i Holdings Co. Ltd.	2,700	98,790	(a)
Wal-Mart de Mexico SAB de CV	36,000	103,349
Walmart Inc.	1,518	180,399

Total Food & Staples Retailing		382,538

Food Products - 0.2%
JBS SA	14,000	89,791
Morinaga & Co. Ltd.	2,400	115,725	(a)

Total Food Products		205,516

See Notes to Consolidated Schedule of Investments.

2	QS Strategic Real Return Fund 2019 Quarterly Report

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Household Products - 0.2%
Church & Dwight Co. Inc.	2,230	$156,858
Kimberly-Clark de Mexico SAB de CV, Class A Shares	46,000	91,550

Total Household Products		248,408

Personal Products - 0.4%
Estee Lauder Cos. Inc., Class A Shares	778	160,688
Hengan International Group Co. Ltd.	12,000	85,676	(a)
Unilever PLC	2,500	143,123	(a)

Total Personal Products		389,487

Tobacco - 0.0%
KT&G Corp.	746	60,475	(a)

TOTAL CONSUMER STAPLES		1,286,424

ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
China Petroleum & Chemical Corp., Class H Shares	160,000	96,441	(a)
Eni SpA	5,776	89,752	(a)
Exxon Mobil Corp.	1,048	73,129
Petroleo Brasileiro SA, ADR	9,904	147,768
Repsol SA	6,881	107,945	(a)
Royal Dutch Shell PLC, Class A Shares	3,628	106,878	(a)
Valero Energy Corp.	2,000	187,300

TOTAL ENERGY		809,213

FINANCIALS - 4.3%
Banks - 2.0%
Banco Bilbao Vizcaya Argentaria SA	21,000	118,345	(a)
Bank of America Corp.	8,209	289,121
BNP Paribas SA	2,233	132,924	(a)
Canadian Imperial Bank of Commerce	2,100	174,753
Citigroup Inc.	3,433	274,262
Citizens Financial Group Inc.	5,376	218,319
Danske Bank A/S	4,373	70,722	(a)
Fifth Third Bancorp	4,333	133,197
ING Groep NV	8,000	96,144	(a)
JPMorgan Chase & Co.	1,282	178,711
Lloyds Banking Group PLC	204,717	170,862	(a)
Postal Savings Bank of China Co. Ltd., Class H Shares	140,000	95,255	(a)
Wells Fargo & Co.	2,600	139,880

Total Banks		2,092,495

See Notes to Consolidated Schedule of Investments.

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QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Capital Markets - 0.3%
Ameriprise Financial Inc.	894	$148,923
Morgan Stanley	3,300	168,696

Total Capital Markets		317,619

Consumer Finance - 0.2%
Capital One Financial Corp.	2,091	215,185

Insurance - 1.8%
Aegon NV	21,112	96,637	(a)
Allianz SE, Registered Shares	984	241,287	(a)
Allstate Corp.	2,131	239,631
AXA SA	5,029	141,881	(a)
Axis Capital Holdings Ltd.	1,232	73,230
Hannover Rueck SE	889	171,879	(a)
Legal & General Group PLC	31,700	127,712	(a)
Manulife Financial Corp.	6,900	140,067
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	500	147,507	(a)
Prudential Financial Inc.	1,232	115,488
Swiss Life Holding AG, Registered Shares	358	179,609	(a)
Swiss Re AG	1,657	186,237	(a)

Total Insurance		1,861,165

TOTAL FINANCIALS		4,486,464

HEALTH CARE - 2.5%
Biotechnology - 0.5%
Amgen Inc.	1,163	280,364
Biogen Inc.	528	156,674	*
Regeneron Pharmaceuticals Inc.	280	105,134	*

Total Biotechnology		542,172

Health Care Equipment & Supplies - 0.6%
Baxter International Inc.	2,294	191,824
Edwards Lifesciences Corp.	800	186,632	*
Masimo Corp.	1,169	184,772	*

Total Health Care Equipment & Supplies		563,228

Health Care Providers & Services - 0.7%
Cigna Corp.	637	130,260
Humana Inc.	545	199,754
McKesson Corp.	900	124,488
UnitedHealth Group Inc.	855	251,353

Total Health Care Providers & Services		705,855

See Notes to Consolidated Schedule of Investments.

4	QS Strategic Real Return Fund 2019 Quarterly Report

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Pharmaceuticals - 0.7%
Bristol-Myers Squibb Co.	3,400	$218,246
Merck & Co. Inc.	1,702	154,797
Roche Holding AG	750	243,193	(a)
Shionogi & Co. Ltd.	2,100	129,745	(a)

Total Pharmaceuticals		745,981

TOTAL HEALTH CARE		2,557,236

INDUSTRIALS - 2.4%
Aerospace & Defense - 0.5%
Dassault Aviation SA	60	79,027	(a)
Northrop Grumman Corp.	410	141,028
Safran SA	1,329	206,014	(a)
Spirit AeroSystems Holdings Inc., Class A Shares	1,505	109,684

Total Aerospace & Defense		535,753

Airlines - 0.3%
Air Canada	3,200	119,543	*
Southwest Airlines Co.	2,641	142,561

Total Airlines		262,104

Electrical Equipment - 0.1%
Rockwell Automation Inc.	589	119,373

Industrial Conglomerates - 0.2%
CITIC Ltd.	70,000	93,826	(a)
LG Corp.	1,386	88,227	(a)

Total Industrial Conglomerates		182,053

Machinery - 0.3%
Cummins Inc.	1,129	202,046
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H Shares	111,000	93,187	(a)

Total Machinery		295,233

Professional Services - 0.3%
ManpowerGroup Inc.	1,639	159,147
Wolters Kluwer NV	1,750	127,913	(a)

Total Professional Services		287,060

Road & Rail - 0.2%
Norfolk Southern Corp.	500	97,065
Union Pacific Corp.	730	131,977

Total Road & Rail		229,042

Trading Companies & Distributors - 0.4%
Marubeni Corp.	11,000	81,284	(a)
Mitsubishi Corp.	5,000	132,649	(a)

See Notes to Consolidated Schedule of Investments.

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QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Trading Companies & Distributors - (continued)
Sumitomo Corp.	5,200	$77,527	(a)
W.W. Grainger Inc.	360	121,867

Total Trading Companies & Distributors		413,327

Transportation Infrastructure - 0.1%
Aena SME SA	548	105,150	(a)

TOTAL INDUSTRIALS		2,429,095

INFORMATION TECHNOLOGY - 3.5%
Communications Equipment - 0.3%
Cisco Systems Inc.	5,737	275,146

IT Services - 0.3%
Mastercard Inc., Class A Shares	700	209,013
Visa Inc., Class A Shares	853	160,279

Total IT Services		369,292

Semiconductors & Semiconductor Equipment - 1.0%
Applied Materials Inc.	3,788	231,220
KLA Corp.	727	129,530
NVIDIA Corp.	811	190,828
NXP Semiconductors NV	1,000	127,260
Texas Instruments Inc.	1,717	220,274
United Microelectronics Corp.	190,000	104,417	(a)

Total Semiconductors & Semiconductor Equipment		1,003,529

Software - 0.7%
Check Point Software Technologies Ltd.	1,000	110,960	*
Microsoft Corp.	3,700	583,490

Total Software		694,450

Technology Hardware, Storage & Peripherals - 1.2%
Apple Inc.	2,763	811,355
FUJIFILM Holdings Corp.	4,000	190,728	(a)
Samsung Electronics Co. Ltd.	6,195	298,502	(a)

Total Technology Hardware, Storage & Peripherals		1,300,585

TOTAL INFORMATION TECHNOLOGY		3,643,002

MATERIALS - 0.5%
Chemicals - 0.1%
Huntsman Corp.	3,800	91,808

Metals & Mining - 0.4%
Glencore PLC	36,000	112,569	*(a)
POSCO	349	71,106	(a)

See Notes to Consolidated Schedule of Investments.

6	QS Strategic Real Return Fund 2019 Quarterly Report

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY			SHARES	VALUE
Metals & Mining - (continued)
Rio Tinto PLC			2,643	$157,039	(a)
South32 Ltd.			42,949	81,768	(a)

Total Metals & Mining				422,482

TOTAL MATERIALS				514,290

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Vicinity Centres			50,000	87,530	(a)

Real Estate Management & Development - 0.5%
China Vanke Co. Ltd., Class H Shares			29,400	125,505	(a)
Country Garden Holdings Co. Ltd.			111,000	178,364	(a)
Jones Lang LaSalle Inc.			500	87,045
Shimao Property Holdings Ltd.			36,000	139,800	(a)

Total Real Estate Management & Development				530,714

TOTAL REAL ESTATE				618,244

UTILITIES - 0.3%
Electric Utilities - 0.1%
Tohoku Electric Power Co. Inc.			7,500	74,179	(a)

Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy Inc.			4,281	170,170

Multi-Utilities - 0.1%
AGL Energy Ltd.			6,000	86,607	(a)

TOTAL UTILITIES				330,956

TOTAL COMMON STOCKS (Cost - $15,406,393)				20,959,815

INVESTMENTS IN UNDERLYING FUNDS - 16.3%
Invesco S&P 500 Quality ETF			52,104	1,905,443
iShares Core High Dividend ETF			6,677	654,814
iShares Edge MSCI USA Momentum Factor ETF			34,781	4,367,102
Vanguard REIT ETF			106,447	9,877,217

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $11,024,526)				16,804,576

	RATE	MATURITY DATE	FACE AMOUNT†
CORPORATE BONDS & NOTES - 2.5%
ENERGY - 1.3%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Notes	3.800%	11/15/25	50,000	53,379

Oil, Gas & Consumable Fuels - 1.2%
Apache Corp., Senior Notes	2.625%	1/15/23	29,000	29,109
Apache Corp., Senior Notes	5.100%	9/1/40	30,000	30,601
Apache Corp., Senior Notes	4.750%	4/15/43	230,000	222,663

See Notes to Consolidated Schedule of Investments.

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QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	240,000		$257,175
Devon Energy Corp., Senior Notes	5.850%	12/15/25	230,000		272,930
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	120,000		123,730
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	50,000		52,497
Noble Energy Inc., Senior Notes	3.900%	11/15/24	50,000		52,889
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	40,000		45,396
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	100,000		100,274
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	100,000		103,935

Total Oil, Gas & Consumable Fuels					1,291,199

TOTAL ENERGY					1,344,578

MATERIALS - 1.2%
Metals & Mining - 1.0%
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	200,000		216,870	(b)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	200,000		209,770	(b)
ArcelorMittal SA, Senior Notes	6.125%	6/1/25	40,000		45,992
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	60,000		73,254
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	40,000		41,922	(b)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	50,000		52,014	(b)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	90,000		93,719	(b)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	220,000		253,974
Teck Resources Ltd., Senior Notes	3.750%	2/1/23	40,000		40,745
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	50,000		58,783

Total Metals & Mining					1,087,043

Paper & Forest Products - 0.2%
Inversiones CMPC SA, Senior Notes	4.375%	4/4/27	200,000		210,787	(c)

TOTAL MATERIALS					1,297,830

TOTAL CORPORATE BONDS & NOTES (Cost - $2,480,163)					2,642,408

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.5%
Brazil - 0.5%
Brazil Notas do Tesouro Nacional Serie B, Notes (Cost - $437,499)	6.000%	8/15/30	1,526,780	BRL	481,300

SOVEREIGN BONDS - 0.4%
Indonesia - 0.2%
Indonesia Government International Bond, Senior Notes	4.750%	2/11/29	200,000		229,239

See Notes to Consolidated Schedule of Investments.

8	QS Strategic Real Return Fund 2019 Quarterly Report

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Saudi Arabia - 0.2%
Abu Dhabi Government International Bond, Senior Notes	2.500%	9/30/29	200,000	$199,625	(b)

TOTAL SOVEREIGN BONDS (Cost - $426,950)				428,864

		EXPIRATION DATE	RIGHTS
RIGHTS - 0.0%
Repsol SA (Cost - $3,249)		—	6,881	3,265	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $63,876,696)				76,975,599

	RATE	MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 23.1%
U.S. TREASURY BILLS - 17.2%
U.S. Treasury Bills	1.472%	3/19/20	9,500,000	9,469,995	(d)
U.S. Treasury Bills	1.556%	6/18/20	8,400,000	8,339,821	(d)

TOTAL U.S. TREASURY BILLS (Cost - $17,801,539)				17,809,816

			SHARES
MONEY MARKET FUNDS - 5.9%
Invesco Government & Agency Portfolio, Institutional Class	1.511%		5,518,009	5,518,009
Dreyfus Government Cash Management, Institutional Shares	1.522%		477,097	477,097
Invesco Treasury Portfolio, Institutional Class	1.486%		105,469	105,469

TOTAL MONEY MARKET FUNDS (Cost - $6,100,575)				6,100,575

TOTAL SHORT-TERM INVESTMENTS (Cost - $23,902,114)				23,910,391

TOTAL INVESTMENTS - 97.6% (Cost - $87,778,810)				100,885,990
Other Assets in Excess of Liabilities - 2.4%				2,432,256

TOTAL NET ASSETS - 100.0%				$103,318,246

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Rate shown represents yield-to-maturity.

See Notes to Consolidated Schedule of Investments.

QS Strategic Real Return Fund 2019 Quarterly Report	9

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2019

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
BRL	— Brazilian Real
ETF	— Exchange-Traded Fund
REIT	— Real Estate Investment Trust

At December 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Amsterdam Index	4	1/20	$541,587	$542,571	$984
Australian 10-Year Bonds	18	3/20	1,829,233	1,805,776	(23,457)
CAC 40 Euro	7	1/20	464,533	468,758	4,225
DAX Index	6	3/20	447,037	445,758	(1,279)
E-mini S&P 500 Index	3	3/20	475,628	484,665	9,037
Euro-Bund	20	3/20	3,865,365	3,824,773	(40,592)
FTSE 100 Index	5	3/20	484,551	496,659	12,108
FTSE/MIB Index	4	3/20	522,582	525,180	2,598
IBEX 35 Index	4	1/20	426,486	427,516	1,030
Japanese 10-Year Bonds	32	3/20	4,484,682	4,474,492	(10,190)
S&P GSCI	192	1/20	20,220,806	20,920,800	699,994
S&P/TSX 60 Index	4	3/20	622,645	623,711	1,066
SPI 200 Index	5	3/20	587,288	579,207	(8,081)
Topix Index	2	3/20	316,690	316,782	92
United Kingdom Long Gilt	64	3/20	11,217,552	11,137,661	(79,891)

					567,644

Contracts to Sell:
Canadian 10-Year Bonds	83	3/20	8,917,618	8,787,371	130,247
U.S. Treasury 10-Year Notes	68	3/20	8,797,271	8,732,688	64,583
U.S. Treasury Long-Term Bonds	24	3/20	3,826,514	3,741,750	84,764

					279,594

Net unrealized appreciation on open futures contracts					$847,238

At December 31, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	2,083,000	USD	1,565,956	Bank of New York	1/9/20	$38,231
CAD	2,390,000	USD	1,808,283	Bank of New York	1/9/20	32,334
CAD	6,458,000	USD	4,854,989	Bank of New York	1/9/20	118,528
NZD	2,043,000	USD	1,341,532	Bank of New York	1/9/20	33,981

See Notes to Consolidated Schedule of Investments.

10	QS Strategic Real Return Fund 2019 Quarterly Report

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	3,262,000	USD	2,153,840	Bank of New York	1/9/20	$42,402
SEK	12,440,000	USD	1,307,121	Bank of New York	1/9/20	21,658
SEK	37,030,000	USD	3,890,890	Bank of New York	1/9/20	64,470
USD	645,082	AUD	941,000	Bank of New York	1/9/20	(15,420)
USD	1,260,534	CHF	1,240,000	Bank of New York	1/9/20	(21,578)
USD	2,178,354	GBP	1,675,000	Bank of New York	1/9/20	(40,930)
USD	753,636	JPY	81,700,000	Bank of New York	1/9/20	1,322
AUD	3,037,000	USD	2,079,950	Citibank N.A.	1/9/20	51,766
CHF	1,111,000	USD	1,129,296	Citibank N.A.	1/9/20	19,435
MXN	40,060,000	USD	2,037,486	Citibank N.A.	1/9/20	78,595
NOK	18,920,000	USD	2,060,982	Citibank N.A.	1/9/20	94,189
USD	1,147,079	AUD	1,675,000	Citibank N.A.	1/9/20	(28,629)
USD	3,812,330	CHF	3,751,000	Citibank N.A.	1/9/20	(66,059)
USD	2,432,981	EUR	2,190,000	Citibank N.A.	1/9/20	(24,920)
USD	1,144,512	JPY	124,000,000	Citibank N.A.	1/9/20	2,689
USD	4,369	NOK	40,000	Citibank N.A.	1/9/20	(187)
USD	1,783,859	NOK	16,380,000	Citibank N.A.	1/9/20	(81,981)
USD	529,983	SEK	4,950,000	Citibank N.A.	1/9/20	1,249
CAD	935,000	USD	711,440	HSBC Securities Inc.	1/9/20	8,634
CHF	313,000	USD	319,180	HSBC Securities Inc.	1/9/20	4,450
EUR	266,000	USD	297,002	HSBC Securities Inc.	1/9/20	1,538
GBP	253,000	USD	333,813	HSBC Securities Inc.	1/9/20	1,398
GBP	880,000	USD	1,175,435	HSBC Securities Inc.	1/9/20	(9,483)
NOK	470,000	USD	52,204	HSBC Securities Inc.	1/9/20	1,334
NZD	3,200,000	USD	2,086,320	HSBC Securities Inc.	1/9/20	68,179
USD	5,515	AUD	8,000	HSBC Securities Inc.	1/9/20	(100)
USD	720,191	EUR	648,000	HSBC Securities Inc.	1/9/20	(7,078)
USD	3,657	JPY	400,000	HSBC Securities Inc.	1/9/20	(26)
USD	1,140,233	NZD	1,749,000	HSBC Securities Inc.	1/9/20	(37,336)
EUR	16,108,000	USD	17,898,887	UBS Securities LLC	1/9/20	179,588
GBP	2,838,000	USD	3,691,253	UBS Securities LLC	1/9/20	68,943
JPY	459,700,000	USD	4,243,456	UBS Securities LLC	1/9/20	(10,426)
USD	438,385	SEK	4,130,000	UBS Securities LLC	1/9/20	(2,761)
EUR	30,000	USD	33,573	BNP Paribas SA	1/17/20	113
EUR	53,000	USD	59,006	BNP Paribas SA	1/17/20	507
USD	91,730	EUR	83,000	BNP Paribas SA	1/17/20	(1,469)

Total						$587,150

See Notes to Consolidated Schedule of Investments.

QS Strategic Real Return Fund 2019 Quarterly Report	11

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2019

Abbreviations used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— United States Dollar

This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Consolidated Schedule of Investments.

12	QS Strategic Real Return Fund 2019 Quarterly Report

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Strategic Real Return Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund gains exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Real Return Fund Ltd. (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary may invest in commodity-linked instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. This schedule of investments is the consolidated schedule of investments of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations,

13

Notes to Consolidated Schedule of Investments (unaudited) (continued)

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

14

Notes to Consolidated Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$35,655,371	—	$35,655,371
Common Stocks:
Communication Services	$802,075	590,480	—	1,392,555
Consumer Discretionary	2,314,989	577,347	—	2,892,336
Consumer Staples	782,635	503,789	—	1,286,424
Energy	408,197	401,016	—	809,213
Financials	2,509,463	1,977,001	—	4,486,464
Health Care	2,184,298	372,938	—	2,557,236
Industrials	1,344,291	1,084,804	—	2,429,095
Information Technology	3,049,355	593,647	—	3,643,002
Materials	91,808	422,482	—	514,290
Real Estate	87,045	531,199	—	618,244
Utilities	170,170	160,786	—	330,956
Investments in Underlying Funds	16,804,576	—	—	16,804,576
Corporate Bonds & Notes	—	2,642,408	—	2,642,408
Non-U.S. Treasury Inflation Protected Securities	—	481,300	—	481,300
Sovereign Bonds	—	428,864	—	428,864
Rights	3,265	—	—	3,265

Total Long-Term Investments	30,552,167	46,423,432	—	76,975,599

Short-Term Investments†:
U.S. Treasury Bills	—	17,809,816	—	17,809,816
Money Market Funds	6,100,575	—	—	6,100,575

Total Short-Term Investments	6,100,575	17,809,816	—	23,910,391

Total Investments	$36,652,742	$64,233,248	—	$100,885,990

Other Financial Instruments:
Futures Contracts	$1,010,728	—	—	$1,010,728
Forward Foreign Currency Contracts	—	$935,533	—	935,533

Total Other Financial Instruments	$1,010,728	$935,533	—	$1,946,261

Total	$37,663,470	$65,168,781	—	$102,832,251

15

Notes to Consolidated Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$163,490	—	—	$163,490
Forward Foreign Currency Contracts	—	$348,383	—	348,383

Total	$163,490	$348,383	—	$511,873

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Consolidated Schedule of Investments for additional detailed categorizations.

16